Earnings/(Loss) per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings/(Loss) per share
Schedule of earnings per share, basic and diluted

	Year ended December 31,
	2018		2019		2020
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net income/(loss) attributable to ordinary shareholders	338,385	383,234	127,357	126,253	(357,898)	(54,851)	(354,675)	(54,356)
Allocation of net income attributable to preferred shares	(164,830)	—	—	—	—	—	—	—
Numerator for computing basic earnings per share	173,555	383,234	127,357	126,253	(357,898)	(54,851)	(354,675)	(54,356)
Denominator:
Weighted average number of ordinary shares outstanding - basic	15,882,661	35,071,400	35,378,124	35,071,400	35,390,055	35,390,055	35,071,400	35,071,400
Earnings/(loss) per share - basic	10.93	10.93	3.60	3.60	(10.11)	(1.55)	(10.11)	(1.55)

Diluted earnings/(loss) per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2018		2019		2020

	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Numerator for computing basic earnings per share	173,555	383,234	127,357	126,253	(357,898)	(54,851)	(354,675)	(54,356)
Numerator for computing diluted earnings per share	173,555	383,234	127,357	126,253	(357,898)	(54,851)	(354,675)	(54,356)
Denominator:
Weighted average number of ordinary shares outstanding	15,882,661	35,071,400	35,378,124	35,071,400	35,390,055	35,390,055	35,071,400	35,071,400
Weighted average number of ordinary shares outstanding - diluted	15,882,661	35,071,400	35,378,124	35,071,400	35,390,055	35,390,055	35,071,400	35,071,400
Earnings/(loss) per share - diluted	10.93	10.93	3.60	3.60	(10.11)	(1.55)	(10.11)	(1.55)